Risk management - Credit quality outstandings (Details) - ING Bank portfolio, outstandings - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 961,863	€ 931,552
Lending and investment
Disclosure of credit risk exposure [line items]
Financial assets	846,749	817,266
Money market
Disclosure of credit risk exposure [line items]
Financial assets	54,145	65,189
Pre-settlement
Disclosure of credit risk exposure [line items]
Financial assets	60,968	49,096
Performing not past due
Disclosure of credit risk exposure [line items]
Financial assets	823,478	795,942
Business lending performing past due
Disclosure of credit risk exposure [line items]
Financial assets	9,174	8,825
Consumer lending performing past due
Disclosure of credit risk exposure [line items]
Financial assets	802	846
Of which: non-performing
Disclosure of credit risk exposure [line items]
Financial assets	€ 13,295	€ 11,653